STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 8. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2022 and December 31, 2021, the Company had no issued or outstanding shares of preferred stock.

Common stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. On August 5, 2022, in connection with the Charter Amendment, 9,556,652 shares of Chardan common stock were redeemed by certain stockholders. As such, on September 30, 2022 and December 31, 2021, there were 6,255,848 and 15,812,500 shares of common stock issued and outstanding, including 3,093,348 and 12,650,000 shares of common stock subject to possible redemption, respectively. Of the 15,812,500 shares of common stock outstanding, up to 412,500 shares were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On August 16, 2021, the underwriters’ exercised the over-allotment option in full (see Note 6), thus these shares are no longer subject to forfeiture.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Unless specified in the Amended and Restated Certificate of Incorporation or bylaws, or as required by applicable law or stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by the Company’s stockholders (other than the election of directors).

NOTE 8. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021 and December 31, 2020, the Company had no issued or outstanding shares of preferred stock.

Common stock —The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. On December 31, 2021 and December 31, 2020, there were 15,812,500 shares of common stock issued and outstanding, including 12,650,000 shares of common stock subject to possible redemption. Of the 15,812,500 shares of common stock outstanding, up to 412,500 shares were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On August 16, 2021, the underwriters’ exercised the over-allotment option in full (see Note 6), thus these shares are no longer subject to forfeiture.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Unless specified in the Amended and Restated Certificate of Incorporation or bylaws, or as required by applicable law or stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by the Company’s stockholders (other than the election of directors).